Consolidated Statements Of Redeemable Convertible Preferred Stock And Stockholders Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Initial Public Offering
Issuance costs	$ 6,516
Private Placement
Issuance costs	1,400
Series B- Convertible Redeemable Preferred Stock
Issuance costs			$ 12
Series C Preferred Stock
Issuance costs		$ 87
Series D Convertible Redeemable Preferred Stock
Issuance costs	$ 208